1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2022 (Unaudited)

COMMON STOCKS - 81.2%	Shares	Value
Communications - 4.7%
Advertising & Marketing - 4.7%
Interpublic Group of Companies, Inc. (The)	50,700	$1,514,409

Consumer Discretionary - 5.1%
Retail - Discretionary - 5.1%
Home Depot, Inc. (The)	5,400	1,625,076

Consumer Staples - 6.0%
Retail - Consumer Staples - 6.0%
Kroger Company (The)	41,250	1,915,650

Financials - 19.1%
Banking - 4.3%
JPMorgan Chase & Company	12,000	1,384,320

Institutional Financial Services - 4.9%
CME Group, Inc.	7,950	1,585,866

Specialty Finance - 9.9%
Fidelity National Financial, Inc.	40,200	1,606,392
First American Financial Corporation	27,200	1,577,600
		3,183,992
Health Care - 5.5%
Health Care Facilities & Services - 5.5%
UnitedHealth Group, Inc.	3,275	1,776,164

Industrials - 16.2%
Aerospace & Defense - 5.0%
Lockheed Martin Corporation	3,875	1,603,514

Commercial Support Services - 6.4%
Republic Services, Inc.	14,850	2,059,101

Transportation Equipment - 4.8%
Cummins, Inc.	7,000	1,549,170

Materials - 8.9%
Chemicals - 4.4%
Celanese Corporation	11,950	1,404,244

1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.2% (Continued)	Shares	Value
Materials - 8.9% (Continued)
Containers & Packaging - 4.5%
Packaging Corporation of America	10,350	$1,455,314

Real Estate - 4.9%
REITs - 4.9%
Crown Castle International Corporation	8,750	1,580,775

Technology - 4.8%
Technology Services - 4.8%
Mastercard, Inc. - Class A	4,390	1,553,138

Utilities - 6.0%
Electric Utilities - 6.0%
NextEra Energy, Inc.	22,800	1,926,372

Total Common Stocks (Cost $19,313,880)		$26,117,105

MONEY MARKET FUNDS - 22.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.83% (a) (Cost $7,371,007)	7,371,007	$7,371,007

Total Investments at Value - 104.1% (Cost $26,684,887)		$33,488,112

Liabilities in Excess of Other Assets - (4.1%)		(1,309,620)

Net Assets - 100.0%		$32,178,492

(a)	The rate shown is the 7-day effective yield as of July 31, 2022.